29 Operating costs and expenses	12 Months Ended
Dec. 31, 2020
Operating costs and expense [abstract]
Operating costs and expenses
29	Operating costs and expenses

	2020	2019	2018
Operating costs
Salaries, payroll charges and benefits	(1,958,395)	(1,938,265)	(1,959,539)
Pension plan obligations	(37,281)	(49,564)	(25,066)
Construction costs (Note 26)	(3,630,139)	(2,881,394)	(2,739,657)
General supplies	(244,054)	(259,401)	(238,034)
Treatment supplies	(338,756)	(310,380)	(265,146)
Outsourced services	(1,251,839)	(1,250,890)	(996,477)
Electricity	(1,214,831)	(1,140,160)	(956,840)
General expenses	(622,113)	(647,804)	(629,253)
Depreciation and amortization	(1,882,259)	(1,659,779)	(1,276,444)
	(11,179,667)	(10,137,637)	(9,086,456)

Selling expenses
Salaries, payroll charges and benefits	(271,565)	(270,549)	(289,378)
Pension plan obligations	(5,059)	(6,848)	(3,602)
General supplies	(5,471)	(10,332)	(6,391)
Outsourced services	(290,512)	(360,190)	(273,470)
Electricity	(1,200)	(1,333)	(1,154)
General expenses	(118,278)	(122,503)	(102,213)
Depreciation and amortization	(59,201)	(31,649)	(17,272)
	(751,286)	(803,404)	(693,480)

Bad debt expense, net of recoveries (Note 10 (c))	(444,826)	(128,099)	(166,727)

Administrative expenses
Salaries, payroll charges and benefits	(257,829)	(278,507)	(254,284)
Pension plan obligations	(116,941)	(138,207)	(141,758)
General supplies	(14,237)	(3,216)	(4,881)
Outsourced services	(230,054)	(197,357)	(204,728)
Electricity	(1,359)	(1,436)	(1,363)
General expenses	(257,693)	(407,250)	(232,288)
Depreciation and amortization	(95,652)	(88,666)	(98,825)
Tax expenses	(77,416)	(73,205)	(58,750)
	(1,051,181)	(1,187,844)	(996,877)

Operating costs and expenses
Salaries, payroll charges and benefits	(2,487,789)	(2,487,321)	(2,503,201)
Pension obligations	(159,281)	(194,619)	(170,426)
Construction costs (Note 26)	(3,630,139)	(2,881,394)	(2,739,657)
General supplies	(263,762)	(272,949)	(249,306)
Treatment supplies	(338,756)	(310,380)	(265,146)
Outsourced services	(1,772,405)	(1,808,437)	(1,474,675)
Electricity	(1,217,390)	(1,142,929)	(959,357)
General expenses	(998,084)	(1,177,557)	(963,754)
Depreciation and amortization	(2,037,112)	(1,780,094)	(1,392,541)
Tax expenses	(77,416)	(73,205)	(58,750)
Bad debt expense, net of recoveries (Note 10 (c))	(444,826)	(128,099)	(166,727)
	(13,426,960)	(12,256,984)	(10,943,540)